Major Customers And Concentration Of Risks	12 Months Ended
Dec. 31, 2012
Major Customers And Concentration Of Risks [Abstract]
Major Customers And Concentration Of Risks
Major Customers and Concentration of Risks

Major Customers. The percentage of revenue derived by customers that accounted for 10% or more of consolidated total revenues is provided in the table below. No other customer accounted for more than 10% of our consolidated total revenues for 2010, 2011 or 2012. The majority of the revenues from Customers A and B resulted from sales to those customers of refined products that were generated in connection with our butane blending and fractionation activities, and from sales associated with the management of our linefill for the Houston-to-El Paso pipeline section, all of which are or were activities conducted by our refined products segment. In general, accounts receivable from these customers are due within three days of sale. We believe that, in the event Customer A and B were unable or unwilling to do so, other companies would purchase the refined products we have for sale.

	Year Ended December 31,
	2010	2011	2012
Customer A	11%	21%	14%
Customer B	13%	8%	7%
Total	24%	29%	21%

Concentration of Risks. We transport, store and distribute refined products for refiners, marketers, traders and end-users of those products. We derive the major concentration of our revenues from activities conducted in the central U.S. We generally secure transportation and storage revenues with warehouseman's liens. We periodically evaluate the financial condition and creditworthiness of our customers and require additional security as we deem necessary.

As of December 31, 2012, we had 1,339 employees.  At December 31, 2012, the labor force of 768 employees assigned to our refined products segment was concentrated in the central U.S.  Approximately 29% of these employees were represented by the United Steel Workers (“USW”) and covered by a collective bargaining agreement that expires January 31, 2015. At December 31, 2012, the labor force of 26 employees assigned to our crude oil segment was concentrated in the central U.S. and none of these employee were covered by a collective bargaining agreement.  The labor force of 175 employees assigned to our marine storage segment at December 31, 2012 was primarily located in the Gulf and East Coast regions of the U.S.  Approximately 16% of these employees were represented by the International Union of Operating Engineers (“IUOE”) and covered by a collective bargaining agreement that expires October 31, 2013.